BORROWINGS - Schedule of Carrying Amount of the Group's Term Loan and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
As at January 1	$ 22,931	$ 0
Proceeds from borrowings	132,500	45,560	$ 0
Debt assumed in a business combination (Note 5)	393	0
Repayment of debt assumed in a business combination	(393)	0	0
Issuance costs related to borrowings	(6,027)	(847)
Interest expense on borrowings (Note 21)	8,246	1,260
Interest payment attributable to third party borrowings	(6,885)	(888)	0
Repayment of principal	(31,819)	(21,060)	0
Translation differences	(310)	(1,094)
As of December 31	118,636	22,931	0
Net interest income from settlements of derivative financial instruments	1,178
Borrowings and interest	118,636	22,931	$ 0
Term Loan
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	75,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	57,500
Term Loan
Disclosure of detailed information about borrowings [line items]
As at January 1	22,931
As of December 31	63,663	22,931
Borrowings and interest	63,663	$ 22,931
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
As of December 31	54,973
Borrowings and interest	$ 54,973